Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Non-current assets of disposal groups classified as held for sale

Note 14   Non-current assets of disposal groups classified as held for sale

a) Chile Operating Segment

-	On March 3, 2021, the Board of Directors of Compañía Cervecerías Unidas S.A. authorized the sale of a piece of land located in the district of Quilicura, in the Metropolitan Region of Santiago, Chile. The promise of sale of this asset was signed on December 3, 2021, however, this promise was conditioned to the fulfillment of legal and administrative conditions by CCU and the prominent buyer, in relation to a process of subdivision, merger of such land and usual presentations for this type of asset, conditions that have materialized substantially at the date of these financial statements.

b) International Business Operating segment

–	During September 2015, the Board of subsidiary Sáenz Briones & Cía. S.A.I.C. authorized the sale of property located in Luján de Cuyo city, Province of Mendoza, Argentina. At the date of issuance of these Consolidated Financial Statements the administration is still committed with a sale plan for this property. In order to to seek out a buyer and keep high probabilities to sale it the subsidiary has changed the Real Estate Broker.

c) Wine Operating segment

–	In 2015, the Board of Viña Valles de Chile S.A. (“VVCH”) which is Viña San Pedro Tarapacá S.A., authorized the sale of certain fixed assets located in Rengo city, Provincia de Cachapoal, Sexta Región.

At the date of issuance of the Consolidated Financial Statements, this group of assets, which amounted ThCh$ 1,770,547, were reclassified to Property, plant and equipment, under the concept of Land, buildings and constructions; the latter considering that the elements required by the IFRS 5 to keep them classified as Non-current assets held for sale are not met. (See Note 19 - Property, plant and equipment).

–	In November 2022, the Board of Directors of Finca La Celia S.A. authorized the sale of the property identified as Finca Pocito, located in the province of San Juan, Argentina. On November 1, 2022, both the Purchase and Sale Agreement were signed and, together with the acceptance of the Offer, the partial payment was made according with the agreed price, and the occupnacy of the property was passed. In December 2023, the balance of the agreed price was received and, at the closing of these Consolidated Financial Statements, the signing of the title transfer deed materializing the sale is pending. This transaction generated a loss in our results of ThCh$ 641,684 resulting from the lower book value to which the property was sold, discounting the costs to sell (See Note 32 - Other gains (losses)).

As described in Note 2 - Summary of significant accounting policies, 2.18, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale as of December 31, 2023.

Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Land	21,199,533	1,428,465
Constructions	236,886	341,197
Machinery	13,979	20,135
Vines in formation (plantations)	157,074	226,240
Total	21,607,472	2,016,037